Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jul. 31, 2020
Value Line Small Cap Opportunities Fund, Inc. | Institutional
Prospectus:
Trading Symbol	VLEIX
Value Line Small Cap Opportunities Fund, Inc. | Investor
Prospectus:
Trading Symbol	VLEOX